COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2023
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

16.    COMMITMENTS AND CONTINGENCIES

Commitments

As of December 31, 2023 the Company guaranteed the lease obligation of a location related to a third-party that operates a dispensary in New Jersey. The Company is the guarantor of the lease with maximum total payments of $764 and will continue as the guarantor through December 2028. The Company would be required to perform under the guarantee if the third-party is in default. As of December 31, 2023 the Company does not anticipate any defaults under the foregoing lease, and therefore, no liability has been accrued.

As of December 31, 2023 the Company remains jointly liable under a lease related to its former Arizona business. As part of the sale of the Arizona business, the buyer agreed to cause its wholly owned subsidiary (and party to the lease) to perform all lease obligations arising on or after the closing date. The buyer also agreed to indemnify the Company for these same obligations. The lease requires maximum total payments of $10,619 through May 2035. As of December 31, 2023 the Company does not anticipate any defaults under the lease, and therefore, no liability has been accrued.

16.    COMMITMENTS AND CONTINGENCIES (Continued)

Contingencies

On March 27, 2020, the U.S. Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”) was signed into law, aimed at providing emergency assistance and health care for individuals, families, and businesses affected by the COVID-19 pandemic and generally supporting the U.S. economy. The CARES Act, among other things, includes provisions relating to refundable payroll tax credits, deferment of employer social security payments, net operating loss carryback periods, alternative minimum tax credit refunds, and modifications to the net interest deduction limitations. Employee Retention Credit (“ERC”) is a refundable credit against certain employment taxes equal to 50% of the qualified wages an eligible employer paid to employees from March 17, 2020 to December 31, 2020. The U.S. Disaster Tax Relief Act, enacted on December 27, 2020, extended the employee retention credit for qualified wages paid from January 1, 2021 to June 30, 2021, and the credit was increased to 70% of qualified wages an eligible employer paid to employees during the extended period. The American Rescue Plan Act of 2021, enacted on March 11, 2021, further extended the employee retention credit through December 31, 2021. The general statute of limitations for employment tax audits is three years, but the Internal Revenue Service’s (“IRS”) ERC guidance has an extended five-year statute. The Company experienced full or partial suspension of portions of the business during the period covered by the ERC due to government orders limiting commerce, travel, or group meeting due to COVID-19. In 2023, the Company filed for an ERC for the period beginning January 1 to June 30, 2021 in the amount of $12,354. During the year ended December 31, 2023, the Company received notices from the Internal Revenue Service for a total ERC refund of $5,238 and recorded a receivable included as part of prepaid expenses, deposits, and other current assets in the balance sheet and other income on the statement of operations. In accordance with ASC 958-605, Not-for-Profit Entities—Revenue Recognition, the Company determined that the condition to record a receivable is met when the IRS confirms the claim is valid or the cash is received. Absent of any confirmation, there remains uncertainty as to whether the amounts will be received. Due to the degree of uncertainty regarding the implementation of the CARES Act and other stimulus legislation and the nature of our business, although the Company expects to receive the remaining ERC, the Company determined that the remaining claim did not yet meet the criteria to record as a receivable as of December 31, 2023.

The Company’s operations are subject to a variety of local and state governmental regulations. Failure to comply with one or more of those regulations could result in fines, restrictions on its operations, or losses of permits and/or licenses that could result in the Company ceasing operations. While management of the Company believes that the Company is in compliance, in all material respects, with applicable local and state governmental regulations as of December 31, 2023, cannabis regulations continue to evolve and are subject to differing interpretations. As a result, the Company may be subject to regulatory fines, penalties, or restrictions in the future.

Claims and Litigation

From time to time, the Company may be involved in litigation relating to claims arising out of operations in the normal course of business. As of December 31, 2023 there were no material pending or threatened lawsuits that could be reasonably expected to have a material effect on the results of the Company’s operations. There are also no proceedings in which any of the Company’s directors, officers or affiliates are an adverse party or have a material interest adverse to the Company’s interest.